Condensed Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ 2,626,200	$ 457,499	$ (6,010,307)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, amortization and accretion	2,181,100	2,688,150	2,955,834
Bad debt expense (recovery)	(10,327)	40,231	29,798
Deferred income tax expense (benefit)	(558,770)	132,097	(724,195)
Impairment of goodwill			5,580,250
Share-based compensation expense	1,440,534	893,354	942,711
Impact of excess tax benefits from share-based compensation	(3,562)	(152,815)
(Gain) loss on sale of property and equipment	6,974	3,176	(3,180)
(Increase) decrease in:
Trade accounts receivable	(1,793,255)	(178,428)	(1,156,552)
Other receivables	294,502	95,721	(173,216)
Income taxes refundable	316,066	(61,034)	1,468,918
Inventories	(1,966,834)	(2,074,398)	(2,116,501)
Prepaid expenses and other assets	(118,948)	(32,983)	144,826
Other assets, net	12,884	6,562	17,783
Increase (decrease) in:
Accounts payable and accrued expenses	(1,336,095)	2,230	(808,045)
Accrued compensation and payroll taxes	884,587	398,630	832,954
Income taxes payable	26,499	89,225	63,590
Other noncurrent liabilities	(16,946)	44,167	105,644
Net cash provided by operating activities	1,984,609	2,351,384	1,150,312
Cash flows from investing activities:
Purchase of and deposits for the purchase of property and equipment	(1,467,089)	(1,492,140)	(511,645)
Investment in intangible assets	(84,314)	(31,070)	(29,437)
Proceeds from sale of property and equipment	80	35,086	8,351
Net cash used in investing activities	(1,551,323)	(1,488,124)	(532,731)
Cash flows from financing activities:
Payroll taxes withheld and remitted on share-based payments	(191,117)	(262,381)	(120,950)
Proceeds from note payable to bank	6,250,000		700,000
Principal payments on long-term debt and note payable to bank	(5,437,485)	(878,231)	(166,900)
Payments for financing costs	(25,000)	(97,405)	(30,662)
Principal payments on related party loans		(110,363)
Repurchase of common stock	(1,176,661)	(846,287)	(425,345)
Impact of excess tax benefits from share-based compensation	3,562	152,815
Common stock dividends paid	(357,060)	(251,953)
Net cash used in financing activities	(933,761)	(2,293,805)	(43,857)
Net increase (decrease) in cash	(500,475)	(1,430,545)	573,724
Cash at beginning of year	1,091,513	2,522,058	1,948,334
Cash at end of year	591,038	1,091,513	2,522,058
Supplemental disclosure of cash flow information:
Cash payments for interest	524,936	573,475	605,468
Income taxes paid (refunded), net	1,462,886	191,009	(774,830)
Noncash investing and financing activities:
Capital expenditures accrued in accounts payable at year end	177,766	109,896	25,734
Common stock dividends declared and included in accounts payable and accrued expenses at year end	$ 96,327	$ 62,936	$ 62,802